Unaudited Interim Consolidated Statements of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Vessel revenues	$ 23,148	$ 35,959
Commissions	(767)	(1,188)
Vessel revenue, net	22,381	34,771
Expenses:
Voyage expenses	(10,060)	(19,977)
Vessel operating expenses	(9,742)	(9,015)
Management fees	(503)	(494)
General and administration expenses	(3,145)	(3,174)
Amortization of deferred dry-docking costs	(1,121)	(210)
Depreciation	(6,187)	(5,462)
Operating loss	(8,377)	(3,561)
Other income / (expenses), net:
Interest and finance costs	(6,472)	(8,166)
Interest and finance costs - related party	(4,799)	(3,799)
Interest and other income	27	53
Foreign currency exchange losses, net	(8)	(11)
Total other expenses, net	(11,252)	(11,923)
Net loss before income taxes	(19,629)	(15,484)
Income taxes	0	(59)
Net loss	$ (19,629)	$ (15,543)
Net loss per common share, basic and diluted (in dollars per share)	$ (2.05)	$ (50.92)
Weighted average common shares outstanding, basic and diluted (in shares)	9,588,854	305,224